UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
6/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (35.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Allstate Life Global Funding II sr. notes FRN, Ser.
MTN (M)	3.058	3/20/13	$32,000,000	$32,000,000
American Honda Finance Corp. 144A FRN, Ser. MTN1	2.840	4/14/09	22,000,000	22,000,000
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia) (M)	2.892	3/1/13	22,000,000	22,000,000
Banco Espanol de Credito S.A. 144A sr. unsub. unsec.
notes FRN (Spain)	2.734	8/11/08	19,000,000	19,000,000
Bank of America N.A. FRN, Ser. BKNT	2.716	8/11/08	22,000,000	22,000,000
Bank of America N.A. sr. unsec. notes FRN, Ser. BKNT
(M)	3.208	4/3/14	41,000,000	41,000,000
Bank of Ireland sr. unsec. notes FRN, Ser. MTN
(Ireland)	2.819	12/19/08	24,000,000	23,970,993
Bank of Ireland unsec. notes FRN, Ser. XMTN (Ireland)	2.492	9/19/08	23,000,000	23,000,000
Bank of New York Co., Inc. (The) 144A sr. unsec. notes
FRN, Ser. XMTN	2.459	11/7/08	20,000,000	20,000,000
Bank of Nova Scotia 144A FRN, Ser. MTN (Canada) (M)	2.771	4/9/13	24,000,000	24,000,000
Bank of Scotland PLC 144A FRN, Ser. MTN* (United
Kingdom)	2.448	10/8/08	25,000,000	25,000,000
BNP Paribas 144A FRN (France)	2.719	8/19/08	20,000,000	20,000,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	2.791	12/10/12	17,000,000	17,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France)	2.706	9/9/08	27,000,000	27,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	2.685	8/13/08	35,000,000	35,000,000
Commonwealth Bank of Australia 144A sr. unsub. unsec.
notes FRN (Australia) (M)	2.884	1/3/13	10,000,000	10,000,000
Credit Agricole S.A. 144A FRN (United Kingdom)	2.910	8/22/08	26,000,000	26,000,000
Credit Agricole S.A. 144A FRN (United Kingdom)	2.791	7/21/08	31,000,000	31,000,000
Danske Bank A/S 144A FRN (Denmark)	2.472	9/19/08	19,000,000	19,000,000
DnB NOR Bank ASA 144A FRN (Norway)	2.493	9/24/08	31,000,000	31,000,000
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	3.000	2/2/09	20,000,000	20,015,155
HSBC USA, Inc. sr. unsec. notes FRN, Ser. *	2.481	10/15/08	36,000,000	36,000,000
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business
Machines Corp. (Letter of credit (LOC))) (M)	2.869	6/26/14	23,065,000	23,065,000
ING Bank NV 144A FRN (Netherlands) (M)	3.059	3/26/14	20,000,000	20,000,000
ING Bank NV 144A FRN, Ser. MTN (Netherlands)	3.138	6/15/09	22,700,000	22,700,000
ING USA Global Funding Trust FRN, Ser. MTN (M)	3.143	6/19/13	21,940,000	21,940,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	2.808	8/27/08	15,400,000	15,400,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom)	2.632	9/5/08	27,500,000	27,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	2.641	8/15/08	26,650,000	26,650,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser. C	2.611	8/14/08	14,500,000	14,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.
MTN	2.621	8/22/08	30,000,000	30,000,000
Metropolitan Life Global Funding I 144A sr. notes FRN	3.085	4/13/09	21,500,000	21,500,000
Metropolitan Life Global Funding I 144A sr. unsub.
notes FRN (M)	2.960	1/9/13	35,000,000	35,000,000
Monumental Global Funding III 144A FRN	2.851	1/15/09	17,000,000	17,000,000
National Australia Bank, Ltd. 144A FRB (Australia)	2.448	9/5/08	11,000,000	11,000,000
National Australia Bank, Ltd. 144A FRN (Australia) (M)	2.882	2/6/14	18,000,000	18,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	2.468	10/10/08	20,000,000	20,000,000
Pacific Life Global Funding 144A sr. unsec. notes FRN
(M)	2.984	2/9/13	18,000,000	18,000,000
Pricoa Global Funding I 144A FRN (M)	2.955	2/13/13	29,000,000	29,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	2.871	5/15/14	30,000,000	30,000,000
Royal Bank of Scotland Group PLC 144A sr. notes FRN
(United Kingdom)	2.959	9/26/08	10,000,000	10,001,534
Societe Generale unsec. notes FRN, Ser. MTN (France)	2.459	10/1/08	15,000,000	15,000,000
Svenska Handelsbanken AB FRN, Ser. MTN (Sweden)	2.471	9/19/08	17,000,000	16,992,911
Svenska Handelsbanken AB 144A FRN (Sweden)	2.938	8/6/09	18,000,000	18,000,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden) (M)	3.200	5/23/14	25,000,000	25,000,000
Totta Ireland PLC 144A bank guaranty FRB (Portugal)	2.458	9/5/08	29,200,000	29,200,000
Toyota Motor Credit Corp. FRN, Ser. MTN	2.493	6/19/09	17,170,000	17,170,000
Toyota Motor Credit Corp. sr. unsec. notes FRN, Ser. B	2.430	6/26/09	20,000,000	20,000,000
Toyota Motor Credit Corp. sr. unsec. notes FRN, Ser. B	2.210	3/18/09	30,000,000	30,000,000
UniCredito Italiano 144A bank guaranty FRN (Ireland)	2.706	8/8/08	23,000,000	23,000,000
Wachovia Bank NA sr. unsec. notes FRN, Ser. BKNT	3.100	8/4/09	31,000,000	31,000,000
Wells Fargo Bank NA FRN, Ser. BKNT	2.633	5/28/09	21,940,000	21,940,000
Westpac Banking Corp. 144A FRN (Australia)	2.471	9/15/08	24,000,000	24,000,000
Westpac Banking Corp./NY 144A FRN	2.440	9/5/08	21,000,000	21,000,000

Total corporate bonds and notes (cost $1,249,545,593)				$1,249,545,593

ASSET-BACKED COMMERCIAL PAPER (28.6%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization Corp.	2.627	7/17/08	$29,350,000	$29,315,824
Atlantis One Funding Corp.	2.840	9/12/08	21,000,000	20,879,915
Atlantis One Funding Corp.	2.820	9/11/08	22,000,000	21,876,800
Atlantis One Funding Corp.	2.769	7/1/08	20,000,000	20,000,000
Atlantis One Funding Corp.	2.556	7/3/08	17,603,000	17,600,506
Beagle Funding, LLC	2.985	11/28/08	18,500,000	18,273,375
Beagle Funding, LLC	2.823	8/28/08	40,000,000	39,819,556

Beagle Funding, LLC	2.771	8/21/08	30,000,000	29,883,125
Bryant Park Funding, LLC	2.830	9/15/08	30,000,000	29,822,033
Citibank Credit Card Issuance Trust Dakota Notes	2.901	9/16/08	20,000,000	19,876,800
Citibank Credit Card Issuance Trust Dakota Notes	2.862	8/14/08	10,000,000	9,965,167
Citibank Credit Card Issuance Trust Dakota Notes	2.734	8/15/08	23,000,000	22,921,800
Gemini Securitization Corp., LLC	2.901	9/23/08	30,300,000	30,096,384
Gemini Securitization Corp., LLC	2.662	8/1/08	45,000,000	44,897,309
Gemini Securitization Corp., LLC	2.598	8/25/08	30,000,000	29,881,750
Gotham Funding Corp.	2.755	7/11/08	36,531,000	36,503,094
LMA Americas, LLC	2.979	8/7/08	21,000,000	20,935,898
LMA Americas, LLC	2.906	7/17/08	36,000,000	35,953,600
Old Line Funding Corp.	2.572	7/25/08	19,460,000	19,426,788
Starbird Funding Corp.	3.175	7/7/08	24,000,000	23,987,400
Starbird Funding Corp.	3.166	7/23/08	35,000,000	34,932,839
Starbird Funding Corp.	3.097	7/28/08	25,000,000	24,942,438
Starbird Funding Corp.	3.024	9/29/08	26,000,000	25,805,000
Starbird Funding Corp.	3.023	9/10/08	20,000,000	19,881,667
Three Pillars Funding Corp.	2.806	7/18/08	22,000,000	21,970,911
Three Pillars Funding Corp.	2.637	8/20/08	20,000,000	19,927,222
Thunder Bay Funding, Inc.	2.633	7/21/08	33,000,000	32,951,967
Thunder Bay Funding, Inc.	2.611	7/24/08	25,000,000	24,958,472
Tulip Funding Corp.	2.655	7/8/08	25,000,000	24,987,118
Tulip Funding Corp.	2.606	7/7/08	23,000,000	22,990,033
Variable Funding Capital Co., LLC	2.870	7/14/08	30,000,000	29,969,125
Victory Receivables Corp.	2.709	9/4/08	23,500,000	23,385,862
Victory Receivables Corp.	2.697	8/28/08	24,500,000	24,394,214
Victory Receivables Corp.	2.656	7/7/08	25,000,000	24,988,958
Windmill Funding Corp.	2.609	7/15/08	40,000,000	39,959,556
Working Capital Management Co.	2.952	7/1/08	40,000,000	40,000,000
Working Capital Management Co.	2.855	7/10/08	25,000,000	24,982,188
Working Capital Management Co.	2.806	7/15/08	24,000,000	23,973,867

Total asset-backed commercial paper (cost $1,006,918,561)				$1,006,918,561

CERTIFICATES OF DEPOSIT (15.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC FRN	2.717	2/13/09	$22,000,000	$22,000,000
ABN Amro Bank N.V. (Netherlands)	2.840	9/5/08	21,000,000	21,005,155
Banco Santander SA (Spain)	3.060	10/22/08	22,000,000	22,000,680
Barclays Bank PLC/NY FRN	2.982	3/17/09	18,000,000	18,000,000
Barclays Bank PLC/NY FRN	2.881	2/23/09	21,200,000	21,200,000
Barclays Bank PLC/NY FRN	2.771	2/17/09	17,000,000	17,000,000
Barclays Bank PLC/NY	3.000	12/2/08	20,000,000	20,000,421
Calyon New York	2.800	11/17/08	22,000,000	22,000,000
Canadian Imperial Bank of Commerce/New York FRN	2.491	9/22/08	31,000,000	31,000,000
Deutsche Bank AG/New York NY FRN (M)	3.011	12/21/12	35,000,000	35,000,000
Dexia Credit Local/New York NY	2.950	7/18/08	33,000,000	33,000,155
National Australia Bank, Ltd. (Australia)	2.810	9/18/08	17,000,000	17,000,330
Natixis/New York NY	3.100	7/22/08	22,000,000	22,000,000
Nordea Bank Finland PLC/New York NY FRN	2.418	7/29/08	22,000,000	21,996,565
Royal Bank of Canada/New York NY	2.810	9/26/08	26,000,000	26,000,624
Societe Generale (France)	3.100	12/22/08	25,000,000	25,000,000
Societe Generale NA	2.840	9/30/08	23,000,000	23,000,000
Societe Generale/New York	2.710	8/12/08	25,500,000	25,500,295
Swedbank AB FRN	2.420	9/8/08	30,600,000	30,587,756
UniCredito Italiano London (United Kingdom)	3.010	12/10/08	20,000,000	20,000,886
UniCredito Italiano/New York NY	3.260	12/24/08	22,000,000	22,001,058
UniCredito Italiano/New York NY	3.010	10/21/08	13,200,000	13,200,405
UniCredito Italiano/New York NY	2.890	8/13/08	24,000,000	24,000,142
Wachovia Bank NA FRN	2.693	1/27/09	15,000,000	15,000,000

Total certificates of deposit (cost $547,494,472)				$547,494,472

COMMERCIAL PAPER (14.6%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Citigroup Funding, Inc.	2.972	9/25/08	$21,400,000	$21,249,189
Citigroup Funding, Inc.	2.822	8/15/08	22,000,000	21,923,000
Citigroup Funding, Inc.	2.800	8/21/08	22,560,000	22,471,151
Danske Corp. 144A FRN	2.756	12/15/08	17,000,000	17,000,000
Dexia Delaware, LLC	2.667	8/12/08	13,108,000	13,067,474
DnB NOR Bank ASA (Norway)	3.021	12/29/08	50,000,000	49,255,889
DnB NOR Bank ASA (Norway)	3.001	10/27/08	22,000,000	21,786,912
Greenwich Capital Holdings	3.072	12/22/08	25,000,000	24,636,292
Greenwich Capital Holdings	3.066	10/17/08	19,000,000	18,827,860
Greenwich Capital Holdings	2.966	9/29/08	25,000,000	24,816,875
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (India)	3.097	8/4/08	40,000,000	39,884,778
ICICI Bank, Ltd. (Bank Of America Corp. (LOC)) (India)	2.869	9/30/08	10,000,000	9,928,464
International Lease Finance Corp.	3.053	7/8/08	31,200,000	31,181,497
NATC California, LLC (Suntrust Bank (LOC))	2.768	7/11/08	18,000,000	17,986,250
Royal Bank of Scotland Group PLC (United Kingdom)	2.913	10/20/08	26,200,000	25,968,152
Royal Bank of Scotland Group PLC (United Kingdom)	2.849	9/8/08	9,700,000	9,647,386
Swedbank AB (Sweden)	3.201	7/30/08	20,000,000	19,949,250
Swedbank AB (Sweden)	3.083	7/9/08	10,000,000	9,993,222
Swedbank AB (Sweden)	2.871	7/16/08	25,200,000	25,170,075
Swedbank Hypotek AB (Sweden)	2.713	7/10/08	5,200,000	5,196,490
UniCredito Italiano Bank Ireland PLC (Ireland)	3.013	8/7/08	25,000,000	24,923,174
UniCredito Italiano Bank Ireland PLC (Ireland)	2.808	7/7/08	4,200,000	4,198,040
UniCredito Italiano Bank Ireland PLC (Ireland)	2.720	7/2/08	5,800,000	5,799,565
Westpac Banking Corp.	2.798	10/8/08	25,000,000	24,810,250
Westpac Securities NZ, Ltd. 144A FRN (United Kingdom)	3.366	1/28/09	24,000,000	23,959,041

Total commercial paper (cost $513,630,276)				$513,630,276

SHORT-TERM INVESTMENT FUND (3.2%)(a) (cost $113,378,948)

				Shares	Value

Putnam Prime Money Market Fund (e)				113,378,948	$113,378,948

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.9%)(a)

	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae sr. unsec. notes FRN	2.747	7/28/09		$23,000,000	$22,992,979
Federal Home Loan Bank unsec. bonds FRB	2.377	3/13/09		25,000,000	25,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	2.505	5/13/09		30,000,000	30,000,000
Freddie Mac unsec. notes FRN	2.461	9/21/09		23,400,000	23,400,000

Total U.S. government agency obligations (cost $101,392,979)					$101,392,979

MUNICIPAL BONDS AND NOTES (1.2%)(a)

	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Single Fam.), Ser. A-1, Class I (M)	2.750	11/1/34	VMIG1	$14,450,000	$14,450,000
(Single Fam. Mtge.), Ser. B-2 (M)	2.750	11/1/33	VMIG1	11,620,000	11,620,000
(Single Fam. Mtge.), Ser. B-1 (M)	2.750	11/1/33	VMIG1	10,385,000	10,385,000
PA Hsg. Fin. Agcy. VRDN (Single Fam. Mtge.), Ser. 99D
(M)	2.650	4/1/38	VMIG1	4,900,000	4,900,000

Total municipal bonds and notes (cost $41,355,000)					$41,355,000

TOTAL INVESTMENTS

Total investments (cost $3,573,715,829) (b)					$3,573,715,829

NOTES

(a) Percentages indicated are based on net assets of $3,522,619,905.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,008,959 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,079,047,732 and $1,083,370,784, respectively.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

United States	71.8%
United Kingdom	6.0
Sweden	3.9
Ireland	2.9
Norway	2.9
Australia	2.9
France	2.4
Netherlands	1.8
Canada	1.5
India	1.4
Spain	1.2
Portugal	0.8
Denmark	0.5

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008